Note 27 - Financial Instruments and Risks (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of financial risk management [text block]
								2018
				Fair Value		Gain / (Losses)
Exposure	Risk		Notional	Assets	Liability	Finance Result	Operational Result	Equity
Cost		(11,793.2)	11,607.3	184.4	(394.2)	(784.4)	1,182.8	1,733.6
	Commodity	(2,597.0)	2,411.1	14.9	(270.6)	(104.1)	78.4	(160.0)
	American Dollar	(8,774.3)	8,774.3	128.4	(119.9)	(681.5)	1,080.7	1,796.0
	Euro	(152.4)	152.4	2.2	(1.0)	(3.0)	4.6	2.8
	Mexican Pesos	(269.5)	269.5	38.9	(2.7)	4.2	19.1	94.8
Fixed Assets		(890.0)	890.0	23.7	(29.3)	21.9	–	–
	American Dollar	(890.0)	890.0	23.7	(29.1)	19.3	–	–
	Euro	-	–	–	(0.2)	2.6	–	–
Expenses		(314.0)	314.0	11.4	(14.2)	(0.4)	17.7	(0.6)
	American Dollar	(311.8)	311.8	11.4	(14.2)	(0.8)	18.5	–
	Rupee	(2.2)	2.2	–	–	0.4	(0.8)	(0.6)
Cash		(15.0)	15.0	0.4	–	(347.4)	–	–
	American Dollar	-	–	0.3	–	(347.3)	–	–
	Interest rate	(15.0)	15.0	0.1	–	(0.1)	–	–
Debts		(1,010.6)	338.2	34.9	(1.1)	89.6	–	–
	American Dollar	(672.4)	–	–	–	73.2	–	–
	Interest rate	(338.2)	338.2	34.9	(1.1)	16.4	–	–
Equity Instrument		(1,535.4)	1,108.4	0.1	(243.0)	(378.2)	–	–
	Stock Exchange Prices	(1,535.4)	1,108.4	0.1	(243.0)	(378.2)	–	–
Foreign Investments		-	–	–	–	4.3	(57.0)	7.4
	American Dollar	-	–	–	–	4.3	(57.0)	7.4
As of December 31, 2018		(15,558.2)	14,272.9	254.9	(681.8)	(1,394.6)	1,143.5	1,740.4
								2017
				Fair Value		Gain / (Losses)
Exposure	Risk		Notional	Assets	Liability	Finance Result	Operational Result	Equity
Cost		(9,742.3)	9,318.9	283.6	(190.0)	(563.5)	(200.2)	584.8
	Commodity	(2,378.7)	1,955.3	166.5	(70.7)	(1.5)	103.6	(4.8)
	American Dollar	(6,879.1)	6,879.1	86.3	(93.4)	(556.1)	(331.5)	630.2
	Euro	(82.9)	82.9	3.5	(0.7)	(4.7)	0.4	6.6
	Mexican Pesos	(401.6)	401.6	27.3	(25.2)	(1.2)	27.3	(47.2)
Fixed Assets		(579.5)	579.5	1.9	(10.8)	(1.9)	–	–
	American Dollar	(531.9)	531.9	1.8	(10.8)	(2.8)	–	–
	Euro	(47.6)	47.6	0.1	–	0.9	–	–
Expenses		(177.7)	177.7	0.5	(1.8)	(2.9)	3.9	1.8
	American Dollar	(169.2)	169.2	0.3	(1.6)	(3.1)	3.5	2.4
	Rupee	(8.5)	8.5	0.2	(0.2)	0.2	0.4	(0.6)
Cash		(1,328.3)	1,328.3	–	(13.1)	(266.0)	–	–
	American Dollar	(1,313.3)	1,313.3	–	(13.1)	(266.0)	–	–
	Interest rate	(15.0)	15.0	–	–	–	–	–
Debts		(919.5)	356.9	30.0	(1.8)	(67.5)	–	–
	American Dollar	(562.6)	–	–	–	(76.2)	–	–
	Interest rate	(356.9)	356.9	30.0	(1.8)	8.7	–	–
Equity Instrument		(2,347.9)	677.0	69.2	–	67.0	–	–
	Stock Exchange Prices	(2,347.9)	677.0	69.2	–	67.0	–	–
As of December 31, 2017		(15,095.2)	12,438.3	385.2	(217.5)	(834.8)	(196.3)	586.6

Disclosure of detailed information about hedging instruments [text block]
	2018
	Pre - Hedge		Post - Hedge
	Interest rate	Amount	Interest rate	Amount
Brazilian Real	9.1%	237.6	6.8%	516.0
American Dollar	3.6%	630.0	3.6%	630.0
Canadian Dollar	2.4%	753.2	2.4%	753.2
Interest rate post fixed		1,620.8		1,899.2

Brazilian Real	6.7%	536.0	5.8%	257.6
Dominican Peso	9.4%	212.1	9.4%	212.1
American Dollar	4.4%	42.4	4.4%	42.4
Guatemala´s Quetzal	7.8%	11.4	7.8%	11.4
Interest rate pre-set		801.9		523.5
	2017
	Pre - Hedge		Post - Hedge
	Interest rate	Amount	Interest rate	Amount
Brazilian Real	9.2%	402.3	7.6%	714.1
American Dollar	2.7%	555.3	2.7%	555.2
Canadian Dollar	2.0%	685.9	2.0%	685.9
Barbadian Dollar	2.3%	5.0	2.3%	5.0
Interest rate post fixed		1,648.5		1,960.2

Brazilian Real	6.4%	682.5	5.9%	370.8
Working Capital in Argentinean Peso	31.0%	1.8	31.0%	1.8
Dominican Peso	9.3%	188.8	9.3%	188.8
American Dollar	3.8%	22.9	3.8%	22.9
Guatemala´s Quetzal	7.8%	10.3	7.8%	10.3
Interest rate pre-set		906.3		594.6

Sensitivity analysis for types of market risk [text block]
Transaction	Risk	Fair value	Probable scenario	Adverse scenario	Remote scenario

Commodities hedge	Decrease on commodities price	(255.7)	(335.1)	(858.5)	(1,461.2)
Input purchase		255.7	341.3	905.0	1,554.2
Foreign exchange hedge	Foreign currency decrease	45.9	(125.0)	(2,253.0)	(4,552.1)
Input purchase		(45.9)	125.0	2,253.0	4,552.1
Costs effects		–	6.2	46.5	93.0

Foreign exchange hedge	Foreign currency decrease	(5.6)	(29.7)	(228.1)	(450.6)
Capex Purchase		5.6	29.7	228.1	450.6
Fixed assets effects		–	–	–	–

Foreign exchange hedge	Foreign currency decrease	(2.8)	(10.1)	(81.2)	(159.7)
Expenses		2.8	10.1	81.2	159.7
Expenses effects		–	–	–	–

Foreign exchange hedge	Foreign currency increase	0.3	0.3	0.3	0.3
Cash		(0.3)	(0.3)	(0.3)	(0.3)
Interest Hedge	Decrease in interest rate	0.1	–	(1.1)	(1.3)
Interest revenue		(0.1)	–	1.1	1.3
Cash effects		–	–	–	–

Cash	Foreign currency decrease	–	12.8	168.1	336.2
Interest Hedge	Increase in interest rate	33.8	31.5	(92.6)	(109.1)
Interest expenses		(33.8)	(31.5)	92.6	109.1
Debt effects		–	12.8	168.1	336.2

Equity Instrument Hedge	Stock Exchange Price decrease	(242.9)	(273.7)	(520.0)	(797.1)
Expenses		242.9	285.1	626.7	1,010.6
Equity effects		–	11.4	106.7	213.5
		–	30.4	321.3	642.7

Disclosure of notional and fair value amounts per financial instrument and maturity [text block]
		Notional Value
Exposure	Risk	2019	2020	2021	2022	>2022	Total

Cost		11,563.1	44.2	–	–	–	11,607.3
	Commodity	2,366.9	44.2	–	–	–	2,411.1
	American Dollar	8,774.3	–	–	–	–	8,774.3
	Euro	152.4	–	–	–	–	152.4
	Mexican Peso	269.5	–	–	–	–	269.5

Fixed asset		890.0	–	–	–	–	890.0
	American Dollar	890.0	–	–	–	–	890.0

Expenses		314.0	–	–	–	–	314.0
	American Dollar	311.8	–	–	–	–	311.8
	Rupee	2.2	–	–	–	–	2.2

Cash		15.0	–	–	–	–	15.0
	Interest rate	15.0	–	–	–	–	15.0

Debt		–	–	110.0	–	228.2	338.2
	Interest rate	–	–	110.0	–	228.2	338.2

Equity Instrument		1,108.4	–	–	–	–	1,108.4
	Stock prices	1,108.4	–	–	–	–	1,108.4
		13,890.5	44.2	110.0	–	228.2	14,272.9
		Fair Value
Exposure	Risk	2019	2020	2021	2022	>2022	Total

Cost		(208.4)	(1.4)	–	–	–	(209.8)
	Commodity	(254.3)	(1.4)	–	–	–	(255.7)
	American Dollar	8.5	–	–	–	–	8.5
	Euro	1.2	–	–	–	–	1.2
	Mexican Peso	36.2	–	–	–	–	36.2

Fixed asset		(5.6)	–	–	–	–	(5.6)
	American Dollar	(5.4)	–	–	–	–	(5.4)
	Euro	(0.2)	–	–	–	–	(0.2)

Expenses		(2.8)	–	–	–	–	(2.8)
	American Dollar	(2.8)	–	–	–	–	(2.8)

Cash		0.4	–	–	–	–	0.4
	American Dollar	0.3	–	–	–	–	0.3
	Interest rate	0.1	–	–	–	–	0.1

Debt		–	–	20.4	–	13.4	33.8
	Interest rate	–	–	20.4	–	13.4	33.8

Equity Instrument		(242.9)	–	–	–	–	(242.9)
	Stock prices	(242.9)	–	–	–	–	(242.9)
		(459.3)	(1.4)	20.4	–	13.4	(426.9)

Disclosure of detailed information about financial instruments [text block]
	2018
	Fair value through other comprehensive income	Amortized cost	Fair value through profit or loss	Total
Financial assets
Cash and cash equivalents	3,778.4	7,685.1	–	11,463.5
Trade receivables excluding prepaid expenses	–	6,874.3	–	6,874.3
Investment securities	–	147.3	13.4	160.7
Financial instruments derivatives	–	–	34.1	34.1
Derivatives hedge	–	–	220.8	220.8
Total	3,778.4	14,706.7	268.3	18,753.4

Financial liabilities
Trade payables and put option granted on subsidiary and other liabilities	–	15,535.0	2,669.5	18,204.5
Financial instruments derivatives	–	–	243.4	243.4
Derivatives hedge	–	–	438.4	438.4
Interest-bearning loans and borrowings	–	2,422.7	–	2,422.7
Total	–	17,957.7	3,351.3	21,309.0
	2017
	Fair value through other comprehensive income	Amortized cost	Fair value through profit or loss	Total
Financial assets
Cash and cash equivalents	3,081.7	7,272.8	–	10,354.5
Trade receivables excluding prepaid expenses	–	7,505.0	–	7,505.0
Investment securities	–	122.0	11.9	133.9
Financial instruments derivatives	–	–	100.1	100.1
Derivatives hedge	–	–	285.1	285.1
Total	3,081.7	14,899.8	397.1	18,378.6

Financial liabilities
Trade payables and put option granted on subsidiary and other liabilities	–	13,502.0	5,764.1	19,266.1
Financial instruments derivatives	–	–	16.1	16.1
Derivatives hedge	–	–	201.4	201.4
Interest-bearning loans and borrowings	–	2,553.0	–	2,553.0
Total	–	16,055.0	5,981.6	22,036.6

Disclosure of financial instruments fair value hierarchy [text block]
	2018				2017

	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Financial asset at fair value through other comprehensive income	3,778.4	–	–	3,778.4	3,081.8	–	–	3,081.8
Financial asset at fair value through profit or loss	13.4	–	–	13.4	11.9	–	–	11.9
Derivatives assets at fair value through profit or loss	0.1	34.0	–	34.1	0.1	100.0	–	100.1
Derivatives - operational hedge	1.6	219.2	–	220.8	4.8	280.3	–	285.1
	3,793.5	253.2	–	4,046.7	3,098.6	380.3	–	3,478.9
Financial liabilities
Financial liabilities at fair value through profit and loss (i)	–	–	2,669.5	2,669.5	–	–	5,764.1	5,764.1
Derivatives liabilities at fair value through profit or loss	0.5	242.9	–	243.4	1.7	14.4	–	16.1
Derivatives - operational hedge	36.6	401.8	–	438.4	58.4	143.0	–	201.4
	37.1	644.7	2,669.5	3,351.3	60.1	157.4	5,764.1	5,981.6

Disclosure of fair value measurement of liabilities [text block]
Financial liabilities at December 31, 2017	5,764.1
Acquisition of investments	(3,568.7)
Total gains and losses in the year	474.1
Losses/(gains) recognized in net income	340.1
Losses/(gains) recognized in equity	134.0
Financial liabilities at December 31, 2018 (i)	2,669.5